Trade Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade receivables current and non current [abstract]
Summary of Trade Receivables
Trade receivables as of June 30, 2024, and December 31, 2023, are as follows:

				(Unit: USD)
	As of June 30, 2024		As of December 31, 2023
Classification	Current	Non-current	Current	Non-current
Trade receivables	13,756,700	870,733	6,625,671	—
Allowance for bad debts	(4,334,444)	—	(2,448,905)	—

Net Trade receivables	9,422,256	870,733	4,176,766	—

Trade receivables as of December 31, 2023, and December 31, 2022, are as
foll
ows:

				(Unit: USD)
	As of December 31, 2023		As of December 31, 2022
Classification	Current	Non-current	Current	Non-current
Trade receivables	6,625,671	—	697,999	—
Allowance for bad debts	(2,448,905)	—	—	—

Net Trade receivables	4,176,766	—	697,999	—